Related party transactions (Details Narrative)	1 Months Ended			12 Months Ended
	Nov. 30, 2023 USD ($) shares	Mar. 29, 2022 shares	Jun. 30, 2021 shares	Dec. 31, 2023 CAD ($) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($)	Feb. 28, 2021 USD ($) shares	Feb. 17, 2021 shares
Statement [Line Items]
Mixed Decision Share Grant Permitted | shares		536,979
Amount owed to executive officer					$ 140,012
Warrants issued for consulting services | shares					1,000,000
Fair value					$ 533,206
Mixed Decision Share Grant Cancelled | shares		504,888
Performance Share Units
Statement [Line Items]
Performance Share Units Granted | shares				400,000	400,000	2,820,104
Class A Common Stock Shares Member | Private placement
Statement [Line Items]
Warrants issued for consulting services | shares	24
Proceeed from issuance of share	$ 34
Board Chair and Chief Executive Officer
Statement [Line Items]
Warrants issued for consulting services | shares	12							1,349,764	1,349,764
Reimbursed to related party					$ 145,081	$ 41,596	$ 528,872
Fair value of shares Issued								$ 3,576,875
CEO and COO
Statement [Line Items]
Performance Share Units Granted | shares				500,000	500,000
Exercise price | $ / shares					$ 1.30
Expiry date				Jan. 25, 2028	Jan. 25, 2028
Proceeed from secured loan agreement					$ 1,200,000
Monthly payments					$ 6,000
Annual interest rate				6.00%	6.00%
CEO | Class A Common Stock Shares Member
Statement [Line Items]
Warrants issued for consulting services | shares	12
Other Director [Member]
Statement [Line Items]
Warrants issued for consulting services | shares								176,055
Reimbursed to related party							1,334,158
Fair value of shares Issued								$ 466,545
Number of shares cancelled for compensation bonus | shares			156,278
Independent director
Statement [Line Items]
Directors remuneration expense				$ 60,000
Additional Remuneration As Chairman Of Audit Committee				20,000
Additional Remuneration As Chairman Of Compensation Committee				$ 10,000
Director
Statement [Line Items]
Directors remuneration expense					$ 175,140	$ 215,104	757,690
Director | Class A Common Stock Shares Member
Statement [Line Items]
Warrants issued for consulting services | shares	12
Raza Bokhari
Statement [Line Items]
Expenses paid							$ 262,834
Warrants issued for consulting services | shares								1,173,709
Fair value of shares Issued								$ 3,110,330